1
The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99.1%
Aerospace — 2.8%
16,500 Allient Inc. ...................... $ 362,670
1,000 L3Harris Technologies Inc. ........... 209,310
290,000 Rolls-Royce Holdings plc† ........... 2,805,810
1,500 Spirit AeroSystems Holdings Inc., Cl. A† . 51,690
6,000 Triumph Group Inc.† ............... 152,040
3,581,520
Agriculture — 0.2%
5,000 American Vanguard Corp. ........... 22,000
12,000 Limoneira Co. .................... 212,640
234,640
Automotive — 4.1%
3,200 Blue Bird Corp.† .................. 103,584
4,000 Daimler Truck Holding AG ........... 160,551
4,100 Ferrari NV ...................... 1,754,308
158,300 Iveco Group NV .................. 2,579,529
23,000 Traton SE ....................... 773,454
5,371,426
Automotive: Parts and Accessories — 2.8%
50,013 Brembo NV ..................... 426,467
112,000 Dana Inc. ....................... 1,492,960
46,002 Garrett Motion Inc. ................ 385,037
1,200 Linamar Corp. ................... 41,569
15,600 Modine Manufacturing Co.† .......... 1,197,300
4,000 Monro Inc. ...................... 57,880
3,601,213
Aviation: Parts and Services — 1.5%
14,700 AAR Corp.† ..................... 823,053
1,000 Curtiss-Wright Corp. ............... 317,270
13,500 Ducommun Inc.† ................. 783,405
1,923,728
Broadcasting — 3.5%
7,000 Beasley Broadcast Group Inc., Cl. A† .... 38,850
100,000 Canal+ SA† ..................... 237,682
6,800 Cogeco Inc. ..................... 299,965
35,000 Corus Entertainment Inc., Cl. B† ....... 3,040
554,000 Grupo Televisa SAB, ADR ............ 969,500
225,000 ITV plc ......................... 229,173
500 Liberty Broadband Corp., Cl. A† ....... 42,500
103 Liberty Broadband Corp., Cl. C† ....... 8,760
1,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 81,470
97,500 Sinclair Inc. ..................... 1,553,175
6,500 Sirius XM Holdings Inc. ............. 146,542
54,500 TEGNA Inc. ..................... 992,990
4,603,647
Building and Construction — 1.6%
10,741 Arcosa Inc. ...................... 828,346
Shares
Market
Value
3,500 Bouygues SA .................... $ 137,795
1,000 Carrier Global Corp. ............... 63,400
700 IES Holdings Inc.† ................ 115,577
6,000 Johnson Controls International plc ..... 480,660
5,000 Knife River Corp.† ................. 451,050
3,500 Masterbrand Inc.† ................. 45,710
2,122,538
Business Services — 4.1%
120,000 Havas NV† ...................... 170,629
22,800 Herc Holdings Inc. ................ 3,061,356
63,000 JCDecaux SE† ................... 1,061,339
13,500 Loomis AB ...................... 545,813
47,000 Rentokil Initial plc ................. 211,036
4,000 Rentokil Initial plc, ADR ............. 91,600
4,000 Ströeer SE & Co. KGaA ............. 233,128
5,374,901
Cable and Satellite — 0.8%
1,500 Cogeco Communications Inc. ......... 73,153
48,000 Liberty Global Ltd., Cl. A† ........... 552,480
35,500 Liberty Global Ltd., Cl. C† ........... 424,935
15,000 Megacable Holdings SAB de CV ....... 31,371
1,081,939
Computer Software and Services — 0.3%
3,000 Donnelley Financial Solutions Inc.† ..... 131,130
5,000 PAR Technology Corp.† ............. 306,700
437,830
Consumer Products — 3.5%
9,000 BellRing Brands Inc.† .............. 670,140
12,000 Edgewell Personal Care Co. .......... 374,520
33,000 Energizer Holdings Inc. ............. 987,360
5,500 Essity AB, Cl. B ................... 156,161
11,500 Marine Products Corp. ............. 96,485
15,000 Mattel Inc.† ..................... 291,450
45,000 Nintendo Co. Ltd., ADR ............. 772,650
9,000 Salvatore Ferragamo SpA ............ 60,337
32,000 Scandinavian Tobacco Group A/S ...... 466,574
6,000 Shiseido Co. Ltd. ................. 112,808
7,000 Spectrum Brands Holdings Inc. ....... 500,850
4,489,335
Consumer Services — 1.0%
11,500 Ashtead Group plc ................ 615,894
500 Boyd Group Services Inc. ............ 71,884
350 Cie de L'Odet SE .................. 534,378
1,000 Matthews International Corp., Cl. A ..... 22,240
1,244,396
Diversified Industrial — 7.1%
102,000 Ampco-Pittsburgh Corp.† ........... 221,340
34,700 Ardagh Group SA† ................ 102,018
3,500 AZZ Inc. ........................ 292,635

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
8,000 Enpro Inc. ...................... $ 1,294,320
33,000 Greif Inc., Cl. A ................... 1,814,670
9,000 Griffon Corp. .................... 643,500
8,500 Jardine Matheson Holdings Ltd. ....... 360,060
2,650 Moog Inc., Cl. A .................. 459,378
28,000 Myers Industries Inc. .............. 334,040
5,000 Smiths Group plc ................. 124,719
22,000 Steel Partners Holdings LP† .......... 902,110
8,200 Sulzer AG ....................... 1,388,448
40,000 Toray Industries Inc. ............... 270,951
60,000 Tredegar Corp.† .................. 462,000
11,400 Trinity Industries Inc. ............... 319,884
10,000 Velan Inc. ....................... 112,922
7,000 Wartsila OYJ Abp ................. 124,095
9,227,090
Educational Services — 0.3%
13,500 Universal Technical Institute Inc.† ...... 346,680
Electronics — 4.1%
4,000 Flex Ltd.† ....................... 132,320
20,000 Mirion Technologies Inc.† ........... 290,000
10,000 Resideo Technologies Inc.† .......... 177,000
185,000 Sony Group Corp., ADR ............. 4,697,150
5,296,470
Energy and Utilities: Alternative Energy — 0.1%
9,000 XPLR Infrastructure LP ............. 85,500
Energy and Utilities: Electric — 1.4%
150,000 Algonquin Power & Utilities Corp. ...... 771,000
7,500 Fortis Inc. ...................... 341,632
2,500 RWE AG ....................... 89,261
12,200 TXNM Energy Inc. ................. 652,456
1,854,349
Energy and Utilities: Integrated — 1.1%
21,000 Avista Corp. ..................... 879,270
3,700 Emera Inc. ...................... 155,837
2,500 Hawaiian Electric Industries Inc.† ...... 27,375
100,000 Hera SpA ....................... 432,520
1,495,002
Energy and Utilities: Natural Gas — 2.2%
39,300 Innovex International Inc.† ........... 705,828
25,500 National Fuel Gas Co. .............. 2,019,345
10,000 PrairieSky Royalty Ltd. ............. 180,327
2,905,500
Energy and Utilities: Water — 1.5%
70,000 Beijing Enterprises Water Group Ltd. .... 20,151
1,500 Consolidated Water Co. Ltd. .......... 36,735
Shares
Market
Value
16,500 Mueller Water Products Inc., Cl. A ..... $ 419,430
47,000 Severn Trent plc .................. 1,536,627
2,012,943
Entertainment — 6.7%
30,000 Atlanta Braves Holdings Inc., Cl. A† .... 1,316,100
27,011 Atlanta Braves Holdings Inc., Cl. C† .... 1,080,710
227,000 Entain plc ....................... 1,694,267
2,000 GAN Ltd.† ...................... 3,540
16,500 Golden Entertainment Inc. ........... 435,435
500 Liberty Media Corp.-Liberty Live, Cl. A† .. 33,620
47 Liberty Media Corp.-Liberty Live, Cl. C† .. 3,203
600 Madison Square Garden Entertainment
Corp.† ....................... 19,644
4,600 Madison Square Garden Sports Corp.† .. 895,712
23,500 Manchester United plc, Cl. A† ......... 307,615
113,750 Ollamani SAB† ................... 252,852
40,500 Paramount Global, Cl. A ............. 921,375
6,000 Sphere Entertainment Co.† .......... 196,320
26,000 Ubisoft Entertainment SA† ........... 313,609
7,000 Universal Music Group NV ........... 192,482
235,000 Vivendi SE ...................... 700,569
30,000 Warner Bros Discovery Inc.† ......... 321,900
8,688,953
Environmental Services — 0.9%
18,000 Renewi plc ...................... 199,033
20,000 TOMRA Systems ASA .............. 283,441
3,700 Waste Connections Inc. ............. 722,203
1,204,677
Equipment and Supplies — 5.7%
22,500 Commercial Vehicle Group Inc.† ....... 25,875
1,200 Federal Signal Corp. ............... 88,260
31,500 Flowserve Corp. .................. 1,538,460
10,500 Graco Inc. ...................... 876,855
17,000 Interpump Group SpA .............. 603,300
42,800 Mueller Industries Inc. .............. 3,258,792
500 Snap-on Inc. .................... 168,505
4,300 Watts Water Technologies Inc., Cl. A .... 876,856
7,436,903
Financial Services — 4.4%
750 Credit Acceptance Corp.† ............ 387,262
6,200 EXOR NV ....................... 560,124
51,000 FinecoBank Banca Fineco SpA ........ 1,003,387
100 First Citizens BancShares Inc., Cl. A .... 185,412
41,500 Flushing Financial Corp. ............. 527,050
6,500 FTAI Aviation Ltd. ................. 721,695
250,000 GAM Holding AG† ................. 25,150
5,000 I3 Verticals Inc., Cl. A† ............. 123,350
7,500 Janus Henderson Group plc .......... 271,125
6,000 Kinnevik AB, Cl. A ................. 44,291
11,000 Kinnevik AB, Cl. B ................. 77,085

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
1,800 PROG Holdings Inc. ............... $ 47,880
70,000 Resona Holdings Inc. .............. 600,640
1,100 Root Inc., Cl. A† .................. 146,784
22,200 Synovus Financial Corp. ............ 1,037,628
5,758,863
Food and Beverage — 12.1%
280 Chocoladefabriken Lindt & Spruengli AG . 3,778,908
3,000 Corby Spirit and Wine Ltd., Cl. A ....... 31,271
120,000 Davide Campari-Milano NV .......... 702,499
12,000 Fevertree Drinks plc ............... 125,791
9,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 878,220
1,000 Heineken Holding NV ............... 72,339
39,000 ITO EN Ltd. ..................... 831,275
500 John B Sanfilippo & Son Inc. ......... 35,430
16,000 Kameda Seika Co. Ltd. .............. 416,561
10,000 Kerry Group plc, Cl. A .............. 1,053,727
175,000 Kikkoman Corp. .................. 1,681,279
6,500 Luckin Coffee Inc., ADR† ............ 224,835
91,000 Maple Leaf Foods Inc. .............. 1,585,331
50,000 Niagen Bioscience Inc.† ............. 345,000
250,000 Nissin Foods Co. Ltd. .............. 196,300
15,000 Nomad Foods Ltd. ................ 294,750
4,000 Post Holdings Inc.† ................ 465,440
190,000 Premier Foods plc ................. 451,596
15,000 Primo Brands Corp. ............... 532,350
6,000 Remy Cointreau SA ................ 279,884
500 The Boston Beer Co. Inc., Cl. A† ....... 119,420
8,000 The Hain Celestial Group Inc.† ........ 33,200
3,000 The Simply Good Foods Co.† ......... 103,470
9,000 Treasury Wine Estates Ltd. ........... 54,830
40,000 Tsingtao Brewery Co. Ltd., Cl. H ....... 287,864
215,000 Vitasoy International Holdings Ltd. ..... 277,403
42,000 Yakult Honsha Co. Ltd. ............. 799,033
15,658,006
Health Care — 5.4%
18,237 Avantor Inc.† .................... 295,622
17,000 Bausch + Lomb Corp.† ............. 246,500
29,000 Bausch Health Cos. Inc.† ............ 187,630
600 Bio-Rad Laboratories Inc., Cl. A† ...... 146,136
150 Bio-Rad Laboratories Inc., Cl. B† ...... 36,298
8,500 Bridgebio Pharma Inc.† ............. 293,845
500 Charles River Laboratories International
Inc.† ........................ 75,260
400 Chemed Corp. ................... 246,128
500 DaVita Inc.† ..................... 76,485
13,000 DENTSPLY SIRONA Inc. ............ 194,220
18,000 Evolent Health Inc., Cl. A† ........... 170,460
8,000 Halozyme Therapeutics Inc.† ......... 510,480
Shares
Market
Value
4,600 Henry Schein Inc.† ................ $ 315,054
2,000 ICU Medical Inc.† ................. 277,720
6,500 Idorsia Ltd.† ..................... 7,487
20,000 InfuSystem Holdings Inc.† ........... 107,600
1,500 Integer Holdings Corp.† ............. 177,015
3,000 Lantheus Holdings Inc.† ............ 292,800
15,000 NeoGenomics Inc.† ................ 142,350
14,000 Option Care Health Inc.† ............ 489,300
16,000 Owens & Minor Inc.† .............. 144,480
36,000 Perrigo Co. plc ................... 1,009,440
700 STERIS plc ...................... 158,655
6,500 SurModics Inc.† .................. 198,445
4,000 Tenet Healthcare Corp.† ............. 538,000
15,000 Teva Pharmaceutical Industries Ltd., ADR† 230,550
1,600 The Cooper Companies Inc.† ......... 134,960
7,500 Treace Medical Concepts Inc.† ........ 62,925
21,510 Viemed Healthcare Inc.† ............ 156,593
3,000 Zimvie Inc.† ..................... 32,400
6,954,838
Hotels and Gaming — 2.5%
2,500 Caesars Entertainment Inc.† .......... 62,500
901 Flutter Entertainment plc† ........... 197,275
26,000 Full House Resorts Inc.† ............ 108,680
40,000 International Game Technology plc ..... 650,400
656,250 Mandarin Oriental International Ltd. .... 1,148,438
9,000 MGM Resorts International† ......... 266,760
250,000 The Hongkong & Shanghai Hotels Ltd. .. 183,449
7,000 Wynn Resorts Ltd. ................ 584,500
3,202,002
Machinery — 4.7%
24,500 Astec Industries Inc. ............... 844,025
356,000 CNH Industrial NV, New York ......... 4,371,680
2,400 Tennant Co. ..................... 191,400
13,000 Twin Disc Inc. .................... 98,410
4,600 Xylem Inc. ...................... 549,516
6,055,031
Manufactured Housing and Recreational Vehicles — 0.7%
1,750 Cavco Industries Inc.† .............. 909,352
Metals and Mining — 1.1%
1,500 ATI Inc.† ....................... 78,045
24,750 Cameco Corp. .................... 1,018,710
4,000 Metallus Inc.† .................... 53,440
35,000 Sierra Metals Inc.† ................ 19,145
3,000 Wheaton Precious Metals Corp. ....... 232,890
1,402,230
Publishing — 1.1%
1,400 Graham Holdings Co., Cl. B .......... 1,345,204
60,000 Louis Hachette Group† ............. 89,629

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Publishing (Continued)
15,000 The E.W. Scripps Co., Cl. A† .......... $ 44,400
1,479,233
Real Estate — 0.3%
20,000 Starwood Property Trust Inc., REIT ..... 395,400
30,000 Trinity Place Holdings Inc.† .......... 1,446
396,846
Retail — 2.1%
300 Advance Auto Parts Inc. ............. 11,763
5,000 AutoNation Inc.† .................. 809,600
9,000 BBB Foods Inc., Cl. A† .............. 240,120
525 Biglari Holdings Inc., Cl. A† .......... 577,495
8,000 Camping World Holdings Inc., Cl. A .... 129,280
22,000 Hertz Global Holdings Inc., New York† .. 86,680
5,500 MarineMax Inc.† .................. 118,250
6,000 Movado Group Inc. ................ 100,320
1,000 Penske Automotive Group Inc. ........ 143,980
14,000 Pets at Home Group plc ............. 39,135
8,000 Rush Enterprises Inc., Cl. B .......... 452,160
100,000 Sun Art Retail Group Ltd. ............ 24,674
2,733,457
Specialty Chemicals — 1.7%
4,500 Ashland Inc. ..................... 266,805
50,000 Element Solutions Inc. .............. 1,130,500
13,547 Huntsman Corp. .................. 213,907
2,500 Novonesis (Novozymes) B ........... 145,297
2,500 Sensient Technologies Corp. ......... 186,075
14,000 SGL Carbon SE† .................. 50,940
6,000 T. Hasegawa Co. Ltd. ............... 112,568
2,000 Takasago International Corp. ......... 84,806
700 Treatt plc ....................... 3,074
2,193,972
Telecommunications — 2.3%
8,250 Eurotelesites AG† ................. 46,209
5,000 Gogo Inc.† ...................... 43,100
6,000 Hellenic Telecommunications Organization
SA, ADR ...................... 50,280
100,000 Pharol SGPS SA† ................. 5,731
19,500 Sunrise Communications AG, Cl. A† .... 941,167
33,000 Telekom Austria AG ................ 308,300
15,000 Telephone and Data Systems Inc. ...... 581,100
10,000 Telesat Corp.† ................... 188,300
92,000 Vodafone Group plc, ADR ........... 862,040
3,026,227
Transportation — 1.7%
64,000 Bollore SE ...................... 373,697
17,000 FTAI Infrastructure Inc. ............. 77,010
Shares
Market
Value
11,500 GATX Corp. ..................... $ 1,785,605
2,236,312
Wireless Communications — 1.7%
40,000 Millicom International Cellular SA ...... 1,210,800
14,000 United States Cellular Corp.† ......... 968,100
2,178,900
TOTAL COMMON STOCKS ......... 128,806,449
PREFERRED STOCKS — 0.2%
Health Care — 0.2%
10,000 XOMA Royalty Corp., Ser. A, 8.625% ... 259,100
RIGHTS — 0.0%
Energy and Utilities: Services — 0.0%
13,750 Pineapple Energy Inc., CVR† ......... 825
WARRANTS — 0.0%
Diversified Industrial — 0.0%
64,000 Ampco-Pittsburgh Corp., expire 08/01/25† 826
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0.7%
$ 860,000 U.S. Treasury Bills,
4.228% to 4.237%††, 06/12/25 to
06/26/25 ...................... 852,019
TOTAL INVESTMENTS — 100.0% ....
(Cost $96,362,583) .............. $ 129,919,219
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 51.1% $ 66,396,502
Europe .............................. 32.1  41,672,887
Japan ............................... 8.0  10,379,721
Canada .............................. 4.8  6,283,307
Asia/Pacific ......................... 2.1  2,778,004
Latin America ....................... 1.9  2,408,798
Total Investments ................... 100.0% $ 129,919,219